UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Partner Fund Management, L.P.

Address:   One Market Plaza
           Steuart Tower, 22nd Floor
           San Francisco, CA 94105


Form 13F File Number: 28-13169


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Linda Fitzgerald
Title:  Chief Compliance Officer
Phone:  (415) 281-1000

Signature,  Place,  and  Date  of  Signing:

/s/ Linda Fitzgerald               San Francisco, CA                  2/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              61

Form 13F Information Table Value Total:  $    1,906,826
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ABERCROMBIE & FITCH CO       COM            002896207    23589    409,321 SH       SOLE                   409,321      0    0
AGILENT TECHNOLOGIES INC     COM            00846U101    58559  1,413,436 SH       SOLE                 1,413,436      0    0
ALLSCRIPTS HEALTHCARE SOLUTN COM            01988P108    12810    664,767 SH       SOLE                   664,767      0    0
AMAZON COM INC               COM            023135106    66943    371,908 SH       SOLE                   371,908      0    0
AMYLIN PHARMACEUTICALS INC   CNV            032346AF5    31532 35,938,313 PRN      SOLE                35,938,313      0    0
AMYLIN PHARMACEUTICALS INC   COM            032346108    61770  4,199,186 SH       SOLE                 4,199,186      0    0
APPLE INC                    COM            037833100    11677        362 SH  CALL SOLE                       362      0    0
APPLE INC                    COM            037833100    50902    157,806 SH       SOLE                   157,806      0    0
ATHEROS COMMUNICATIONS INC   COM            04743P108     1914     53,297 SH       SOLE                    53,297      0    0
BAIDU INC                    COM            056752108    71878    744,617 SH       SOLE                   744,617      0    0
BANK OF AMERICA CORPORATION  COM            060505104    22406  1,679,645 SH       SOLE                 1,679,645      0    0
CADENCE PHARMACEUTICALS INC  COM            12738T100     2175    288,075 SH       SOLE                   288,075      0    0
CATERPILLAR INC DEL          COM            149123101    43784    467,481 SH       SOLE                   467,481      0    0
CELGENE CORP                 COM            151020104    12282    207,672 SH       SOLE                   207,672      0    0
CHINACACHE INTL HLDG LTD     COM            16950M107     2072     99,625 SH       SOLE                    99,625      0    0
CIGNA CORP                   COM            125509109     7968    217,342 SH       SOLE                   217,342      0    0
CITIGROUP INC                COM            172967416    44447    325,165 SH       SOLE                   325,165      0    0
COGNIZANT TECHNOLOGY SOLUTIO COM            192446102    83481  1,139,050 SH       SOLE                 1,139,050      0    0
COMCAST CORP NEW             COM            20030N101    61539  2,801,047 SH       SOLE                 2,801,047      0    0
COMMUNITY HEALTH SYS INC NEW COM            203668108    25638    686,059 SH       SOLE                   686,059      0    0
CORNING INC                  COM            219350105    17070    883,542 SH       SOLE                   883,542      0    0
COVIDIEN PLC                 COM            G2554F105    63938  1,400,308 SH       SOLE                 1,400,308      0    0
CVS CAREMARK CORPORATION     COM            126650100    57836  1,663,401 SH       SOLE                 1,663,401      0    0
DAVITA INC                   COM            23918K108    10037    144,441 SH       SOLE                   144,441      0    0
DENDREON CORP                COM            24823Q107    30098    861,927 SH       SOLE                   861,927      0    0
DRYSHIPS INC.                CNV            262498AB4     7459  7,277,150 PRN      SOLE                 7,277,150      0    0
EDWARDS LIFESCIENCES CORP    COM            28176E108    11942    147,722 SH       SOLE                   147,722      0    0
EXPRESS SCRIPTS INC          COM            302182100     8117    150,174 SH       SOLE                   150,174      0    0
FOREST LABS INC              COM            345838106    46679  1,459,621 SH       SOLE                 1,459,621      0    0
GEN-PROBE INC NEW            COM            36866T103    12876    220,663 SH       SOLE                   220,663      0    0
HEALTH NET INC               COM            42222G108     8397    307,703 SH       SOLE                   307,703      0    0
HEARTWARE INTL INC           COM            422368100     4250     48,532 SH       SOLE                    48,532      0    0
ILLUMINA INC                 COM            452327109    23596    372,533 SH       SOLE                   372,533      0    0
ISOFTSTONE HLDGS LTD         COM            46489B108     1957    107,700 SH       SOLE                   107,700      0    0
MCKESSON CORP                COM            58155Q103    78873  1,120,673 SH       SOLE                 1,120,673      0    0
MEDICIS PHARMACEUTICAL CORP  COM            584690309    42012  1,568,195 SH       SOLE                 1,568,195      0    0
MOTOROLA INC                 COM            620076109    35536  3,917,974 SH       SOLE                 3,917,974      0    0
NAVISTAR INTL CORP NEW       COM            63934E108    60431  1,043,534 SH       SOLE                 1,043,534      0    0
NVIDIA CORP                  COM            67066G104   105949  6,879,792 SH       SOLE                 6,879,792      0    0
ORACLE CORP                  COM            68389X105    69025  2,205,264 SH       SOLE                 2,205,264      0    0
OREXIGEN THERAPEUTICS INC    COM            686164104     2097    259,575 SH       SOLE                   259,575      0    0
PATTERSON COMPANIES INC      COM            703395103     8012    261,573 SH       SOLE                   261,573      0    0
PERRIGO CO                   COM            714290103    14368    226,876 SH       SOLE                   226,876      0    0
QUEST DIAGNOSTICS INC        COM            74834L100    10148    188,035 SH       SOLE                   188,035      0    0
RESEARCH IN MOTION LTD       COM            760975102     7487      1,288 SH  CALL SOLE                     1,288      0    0
ROYAL CARIBBEAN CRUISES LTD  COM            V7780T103    20935    445,422 SH       SOLE                   445,422      0    0
SALIX PHARMACEUTICALS INC    COM            795435106    31909    679,501 SH       SOLE                   679,501      0    0
SEQUENOM INC                 COM            817337405     7298    908,885 SH       SOLE                   908,885      0    0
SINA CORP                    COM            G81477104    30927    449,391 SH       SOLE                   449,391      0    0
SIRONA DENTAL SYSTEMS INC    COM            82966C103     6268    150,031 SH       SOLE                   150,031      0    0
STANLEY BLACK & DECKER INC   COM            854502101    22420    335,282 SH       SOLE                   335,282      0    0
TECK RESOURCES LTD           COM            878742204    17566    284,100 SH       SOLE                   284,100      0    0
TIM PARTICIPACOES S A        COM            88706P106     1975     57,836 SH       SOLE                    57,836      0    0
UNITED STATES STL CORP NEW   COM            912909108    40995    701,729 SH       SOLE                   701,729      0    0
UNITED THERAPEUTICS CORP DEL COM            91307C102    13162    208,192 SH       SOLE                   208,192      0    0
VALE S A                     COM            91912E105   120290  3,479,612 SH       SOLE                 3,479,612      0    0
VMWARE INC                   COM            928563402     5886     66,197 SH       SOLE                    66,197      0    0
WATSON PHARMACEUTICALS INC   COM            942683103    40447    783,093 SH       SOLE                   783,093      0    0
WELLCARE HEALTH PLANS INC    COM            94946T106     8488    280,872 SH       SOLE                   280,872      0    0
WYNDHAM WORLDWIDE CORP       COM            98310W108    73882  2,466,015 SH       SOLE                 2,466,015      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ZIMMER HLDGS INC             COM            98956P102    28822    536,915 SH       SOLE                   536,915      0    0